Segment Information - Schedule of Reconciliation of Revenue from Segments to Consolidated (FY) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue								$ 1,507
Depreciation and amortization	14	$ 13	8	$ 11	27	19	258	37
Impairment loss							5,000	3,500
Operating loss	(1,923)	(612)	(1,903)	(1,688)	(2,536)	(3,592)	(11,066)	(10,151)
Interest Expense	257	344	329	324	601	653	1,326	869
Equity in losses of joint ventures	$ (322)		$ (100)	75	$ (322)	$ (24)	(198)	(715)
SES Foreign Operating [Member]
Revenue								894
Depreciation and amortization				2			6	10
Impairment loss							5,000	3,500
Operating loss		(70)		(106)			(5,620)	(3,682)
Interest Expense
Equity in losses of joint ventures				75			198	715
Technology Licensing and Related Services [Member]
Revenue								613
Depreciation and amortization
Impairment loss
Operating loss		(125)		(495)			(1,284)	(1,138)
Interest Expense
Equity in losses of joint ventures
Corporate [Member]
Revenue
Depreciation and amortization		13		9			252	27
Impairment loss
Operating loss		(417)		(1,087)			(4,162)	(5,331)
Interest Expense		344		324			1,326	869
Equity in losses of joint ventures